SHARE WARRANT OBLIGATIONS	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
SHARE WARRANT OBLIGATIONS	SHARE WARRANT OBLIGATIONS
8.1 Warrants issued to a customer
On July 1, 2020, in connection with the entering into of a master purchase agreement and a work order (collectively, the “MPA”) with Amazon Logistics, Inc., the Company issued a warrant to purchase common shares of the Company (the “Warrant”) to Amazon.com NV Investment Holdings LLC (the “Warrantholder”) which vests, subject to the terms and conditions contained therein, based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on the Group's products or services.
At the election of the Warrantholder, any vested portion of the Warrant can be exercised either on a cash basis by the payment of the applicable exercise price or on a net issuance basis based on the in-the-money value of the Warrant. The exercise of the Warrant corresponds to $5.66 per share. The Warrant grants the Warrantholder the right to acquire up to 35,350,003 common shares of the Company.
There was an initial vesting of a portion of the Warrant which is exercisable for 5,302,511 common shares as at June 30, 2023 and December 31, 2022. The remaining portion of the Warrant vests in three tranches based on the aggregate amount of spending by Amazon.com, Inc. and its affiliates on Group products or services. The Warrant has a term of 8 years. Full vesting of the Warrant requires spending of at least $1.2 billion on Group products or services over the term of the Warrant, subject to accelerated vesting upon the occurrence of certain events, including a change of control of the Group or a termination of the MPA for cause.
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2023	December 31, 2022

Exercise price ($)	5.66	5.66
Share price ($)	1.85	2.24
Volatility (%)	47%	43%
Risk-free interest rate (%)	3.68%	3.38%
Expected warrant life (years)	5.00	5.50
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.1 Warrants issued to a customer (continued)
The Group has recognized the following contract asset and share warrant obligation:

	June 30, 2023	December 31, 2022
	$	$
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	303,335	(902,409)
Ending Balance	13,514,341	13,211,006

Share warrant obligation
Beginning Balance	2,172,269	30,871,444
Fair value adjustment	(648,632)	(28,281,579)
Foreign currency translation adjustment	28,540	(417,596)
Ending Balance	1,552,177	2,172,269
8.2 Warrants issued as part of the business combination transaction
Upon completion of the business combination transaction on May 6, 2021, each outstanding warrant to purchase shares of NGA’s common stock was converted into a warrant to acquire one common share of the Company at a price of $11.50 per share. A total of 27,111,741 NGA warrants were converted into 27,111,741 Business Combination Warrants, 15,972,672 of which are publicly traded and 11,139,069 of which are private. As at June 30, 2023, there were 27,111,323 Business Combination Warrants outstanding (December 31, 2022: 27,111,323) of which 15,972,364 are publicly traded (December 31, 2022: 15,972,364) and 11,138,959 are private (December 31, 2022: 11,138,959). Each Business Combination Warrant entitles the holder to acquire one common share at an exercise price of $11.50 per share until May 6, 2026, subject to adjustment in certain customary events. The public Business Combination Warrants may be redeemed by the Company, in whole at a price of $0.01 per public Business Combination Warrant, provided that the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period commencing once the public Business Combination Warrants become exercisable and ending on the third trading day prior to the date on which the Company gives proper notice of such redemption.
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.2 Warrants issued as part of the business combination transaction (continued)
The fair value of the public warrants was determined using their market trading price as follows:

	June 30, 2023	December 31, 2022
Warrant price ($)	0.19	0.45
Each private Business Combination Warrant may not be redeemed by the Company so long as they are held by Northern Genesis Sponsor LLC or any of its permitted transferees. Once transferred to any person that is not Northern Genesis Sponsor LLC or any of its permitted transferees, a private Business Combination Warrant becomes treated as a public Business Combination Warrant.
The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2023	December 31, 2022

Exercise price ($)	11.50	11.50
Share price ($)	1.85	2.24
Volatility (%)	50%	50%
Risk-free interest rate (%)	4.27%	3.68%
Expected warrant life (years)	2.83	3.33
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(4,756,625)	(624,995)	(5,381,620)
Foreign currency translation adjustment	93,598	9,678	103,276
Balance at June 30, 2023	2,412,740	299,564	2,712,304
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.2 Warrants issued as part of the business combination transaction (continued)

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2022	42,961,675	32,392,815	75,354,490
Fair value adjustment	(35,011,131)	(31,200,119)	(66,211,250)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(874,429)	(277,815)	(1,152,244)
Balance at December 31, 2022	7,075,767	914,881	7,990,648
8.3 Warrants issued as part of the December 2022 Offering
On December 16, 2022, the Company closed the "December 2022 Offering", pursuant to which the Company issued of 19,685,040 "2022 Warrants" (Note 9.2). On January 17, 2023, the Company announced the exercise and closing of the underwriters’ over-allotment option with respect to the offering of units closed in December 2022, pursuant to which the Company issued of 2,952,755 2022 Warrants. Each whole 2022 Warrant entitles the holder to purchase one common share for a price $2.80 per share for a period of five years ending on December 15, 2027, subject to adjustment in certain customary events.
The over-allotment option aggregate gross proceeds of $2,907,226 were allocated to the warrants, representing the fair value of the warrants on the day of issuance. Issuance fees of $247,586 were recognized in administrative expenses in the condensed interim consolidated statement of earnings (loss) and related to legal and other professional costs ($58,916) and net commissions paid to the agents ($188,670). As at June 30, 2023 and December 31, 2022, all warrants are outstanding.
The fair value of the warrant on the date of issuance was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	January 17, 2023	December 16, 2022

Exercise price ($)	2.80	2.80
Share price ($)	2.49	2.54
Volatility (%)	45%	44%
Risk-free interest rate (%)	2.95%	3.07%
Expected warrant life (years)	5.00	5.00
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.3 Warrants issued as part of the December 2022 Offering (continued)
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the warrants.
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	June 30, 2023	December 31, 2022
Warrant price ($)	0.50	0.70
The Group has recognized the following warrant obligation:

	June 30, 2023	December 31, 2022
	$	$
Beginning balance	13,080,646	19,913,196
Additions	2,907,226	—
Fair value adjustment	(5,701,069)	(6,975,357)
Foreign currency translation adjustment	142,916	142,807
Ending balance	10,429,719	13,080,646